Cash and cash equivalents	12 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
Note 11. Cash and cash equivalents

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Cash at bank	304,601	38,657
Cash on deposit (cash equivalents)	100,000	30,237

Total cash and cash equivalents	404,601	68,894
Cash on deposit includes term deposits with maturities of less than 90 days and are therefore considered cash and cash equivalents.